Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Additional Other Liabilities Disclosure [Abstract]
Restructuring expenses	$ 53	$ 6	$ 77	$ 31